Debt and Other Liabilities - Summary of Carrying Amount of Short Term Debt Under Troubled Debt Restructuring (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short term debt under troubled debt restructuring
Short term debt under troubled debt restructuring	$ 103,679	$ 103,679
Accrued interest on short term debt under troubled debt restructuring	177	167
Debt issuance costs on short term debt under troubled debt restructuring	(1,195)	(2,306)
Total short term debt under troubled debt restructuring	$ 102,661	$ 101,540